Notes Payable and Secured Credit Facility	3 Months Ended
Mar. 31, 2019
Debt Disclosure [Abstract]
Notes Payable and Secured Credit Facility
Notes Payable and Secured Credit Facility
The Company's debt outstanding as of March 31, 2019 and December 31, 2018, consisted of the following (amounts in thousands):

	March 31, 2019	December 31, 2018
Notes payable:
Fixed rate notes payable	$220,276	$220,351
Variable rate notes payable fixed through interest rate swaps	247,205	247,435
Total notes payable, principal amount outstanding	467,481	467,786
Unamortized deferred financing costs related to notes payable	(3,208)	(3,441)
Total notes payable, net of deferred financing costs	464,273	464,345
Secured credit facility:
Variable rate revolving line of credit	115,000	$105,000
Variable rate term loan fixed through interest rate swaps	100,000	100,000
Variable rate term loans	150,000	150,000
Total secured credit facility, principal amount outstanding	365,000	355,000
Unamortized deferred financing costs related to the term loan secured credit facility	(2,396)	(2,489)
Total secured credit facility, net of deferred financing costs	362,604	352,511
Total debt outstanding	$826,877	$816,856

Significant debt activity during the three months ended March 31, 2019 and subsequent, excluding scheduled principal payments, includes:

•	During the three months ended March 31, 2019, the Company drew $10,000,000 on its secured credit facility to fund share repurchases.

•
During the three months ended March 31, 2019, the Company entered into two interest rate swap agreements, with an effective date of April 1, 2019, which will effectively fix the London Interbank Offered Rate, or LIBOR related to $150,000,000 of the term loans of the secured credit facility.

•
On January 29, 2019, the Company amended the secured credit facility agreement by adding beneficial ownership provisions, modifying certain definitions related to change of control and consolidated total secured debt and clarifying certain covenants related to restrictions on indebtedness and restrictions on liens.

•
On April 11, 2019, in connection with the Merger Agreement, as defined in Note 15—"Subsequent Events", the Operating Partnership, the Company, and certain of the Operating Partnership’s subsidiaries entered into the Consent and Second Amendment to the Third Amended and Restated Credit Agreement. Additionally, on April 11, 2019, the Company entered into a commitment letter to obtain a senior secured bridge facility. See Note 15—"Subsequent Events" for additional information.

The principal payments due on the notes payable and secured credit facility for the nine months ending December 31, 2019, and for each of the next four years ending December 31 and thereafter, are as follows (amounts in thousands):

Year	Amount
Nine months ending December 31, 2019	$1,681
2020	4,530
2021	155,207
2022	279,922
2023	252,712
Thereafter	138,429
$832,481